Form N-1A Supplement	Mar. 31, 2024
Mercer Emerging Markets Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

MERCER FUNDS

SUPPLEMENT

TO

THE PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION,

EACH DATED JULY 31, 2024, AS SUPPLEMENTED

Mercer Emerging Markets Equity Fund

(the “Fund”)

The date of this Supplement is May 20, 2025.

Termination of Barrow Hanley as a Subadviser to the Fund

Effective as of the date hereof, Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) has been terminated as a subadviser to the Fund. Accordingly, all references and information relating to Barrow Hanley as a subadviser to the Fund in the Prospectus and the Statement of Additional Information are hereby deleted in their entirety.